LONG-TERM INCENTIVE PLANS - Restricted Shares and Performance Shares (Details) - Restricted Shares and Performance Shares R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) EquityInstruments shares	Dec. 31, 2019 BRL (R$) EquityInstruments	Dec. 31, 2018 BRL (R$) EquityInstruments
LONG-TERM INCENTIVE PLANS
Balance, beginning of year	13,018,407	14,261,501	18,975,084
Granted	3,146,696	2,647,995	2,411,345
Cancelled	(1,777,100)	(2,104,754)	(3,150,635)
Exercised	(1,918,669)	(1,786,335)	(3,974,293)
Balance, end of year	12,469,334	13,018,407	14,261,501
Expense from equity-settled long-term incentive plan | R$	R$ 62,801	R$ 43,895	R$ 41,186
Awards granted in 2016 and prior
LONG-TERM INCENTIVE PLANS
Grace period	5 years
Awards granted in 2017 and later
LONG-TERM INCENTIVE PLANS
Grace period	3 years
Preferred shares
LONG-TERM INCENTIVE PLANS
Treasury shares | shares	16,799,758